Intangible assets and goodwill, Detailed information about intangible assets and goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible assets [Abstract]
Other intangible assets, beginning of period	$ 305,369
Other intangible assets, ending of period	467,359	$ 305,369
Goodwill [Abstract]
Goodwill	19,131
Goodwill	56,688	19,131
Cost [Member]
Goodwill [Abstract]
Goodwill	19,131	19,131
Additions	0	0
Acquired assets	38,608	0
Disposal		0
Other movements	(1,051)
Foreign exchange movement	0	0
Goodwill	56,688	19,131
Developed Technology [Member] | Metreleptin [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	141,257
Other intangible assets, ending of period	113,829	141,257
Developed Technology [Member] | Metreleptin [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	176,000	176,000
Additions	0	0
Acquired assets	0	0
Other movements	0
Disposals		0
Foreign exchange movement	0	0
Other intangible assets, ending of period	176,000	176,000
Developed Technology [Member] | Metreleptin [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period	34,743	7,314
Amortization, charge	27,428	27,429
Accumulated amortization on disposals		0
Foreign exchange movement	0	0
Other intangible assets, ending of period	62,171	34,743
Developed Technology [Member] | Lomitapide [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	103,320
Other intangible assets, ending of period	87,783	103,320
Developed Technology [Member] | Lomitapide [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	123,000	123,000
Additions	0	0
Acquired assets	0	0
Other movements	0
Disposals		0
Foreign exchange movement	0	0
Other intangible assets, ending of period	123,000	123,000
Developed Technology [Member] | Lomitapide [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period	19,680	4,143
Amortization, charge	15,537	15,537
Accumulated amortization on disposals		0
Foreign exchange movement	0	0
Other intangible assets, ending of period	35,217	19,680
Developed Technology [Member] | Mycapssa [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	0
Other intangible assets, ending of period	209,021	0
Developed Technology [Member] | Mycapssa [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	0	0
Additions	0	0
Acquired assets	215,000	0
Other movements	0
Disposals		0
Foreign exchange movement	0	0
Other intangible assets, ending of period	215,000	0
Developed Technology [Member] | Mycapssa [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period	0	0
Amortization, charge	5,979	0
Accumulated amortization on disposals		0
Foreign exchange movement	0	0
Other intangible assets, ending of period	5,979	0
In Process R&D [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	60,128
Other intangible assets, ending of period	55,437	60,128
In Process R&D [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	60,128	54,261
Additions	0	0
Acquired assets	0	591
Other movements	0
Disposals		0
Foreign exchange movement	(4,691)	5,276
Other intangible assets, ending of period	55,437	60,128
In Process R&D [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period	0	0
Amortization, charge	0	0
Accumulated amortization on disposals		0
Foreign exchange movement	0	0
Other intangible assets, ending of period	0	0
Total Intangible Assets [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	305,369
Other intangible assets, ending of period	467,359	305,369
Total Intangible Assets [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	359,994	353,962
Additions	847	372
Acquired assets	215,000	591
Other movements	0
Disposals		(246)
Foreign exchange movement	(4,752)	5,315
Other intangible assets, ending of period	571,089	359,994
Total Intangible Assets [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period	54,625	11,635
Amortization, charge	49,091	43,168
Accumulated amortization on disposals		(246)
Foreign exchange movement	14	68
Other intangible assets, ending of period	103,730	54,625
Other Intangible Assets [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	664
Other intangible assets, ending of period	1,289	664
Other Intangible Assets [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	866	701
Additions	847	372
Acquired assets	0	0
Other movements	0
Disposals		(246)
Foreign exchange movement	(61)	39
Other intangible assets, ending of period	1,652	866
Other Intangible Assets [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period	202	178
Amortization, charge	147	202
Accumulated amortization on disposals		(246)
Foreign exchange movement	14	68
Other intangible assets, ending of period	$ 363	$ 202